Intangible asset (Holmdel Pharmaceuticals, LP) (Tables) (Holmdel Pharmaceuticals, LP)	12 Months Ended
Dec. 31, 2013
Holmdel Pharmaceuticals, LP
Schedule of InnoPran XL license

	2013	2012

InnoPran XL license (estimated useful life of 9 years)	$12,640,000	$12,640,000
Less accumulated amortization	1,442,201	—
Intangible asset, net	$11,197,799	$12,640,000

Schedule of changes in the gross carrying amount of InnoPran XL license

Gross carrying amount
Balance at December 12, 2012 (inception)	$—
Acquisitions	12,640,000
Balance at December 31, 2012 and 2013	$12,640,000

Schedule of estimated future amortization for InnoPran XL license

2014	$1,442,201
2015	1,442,201
2016	1,446,150
2017	1,442,201
2018	1,442,201
Thereafter	3,982,845

$11,197,799